General Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2018 Room
Sands Cotai Central [Member]
Disclosure of general information [Line Items]
Additional number of suites to be constructed	370
The Plaza Macao [Member]
Disclosure of general information [Line Items]
Additional number of suites to be constructed	290
Sands China Ltd. [Member] | Las Vegas Sands Corp. [Member]
Disclosure of general information [Line Items]
Proportion of ownership interest	70.02%